              As filed with the Securities and Exchange Commission
                                on June 13, 2003
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. ___                                              [ ]
Post-Effective Amendment No. 60                                              [X]

                                       And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 61                                                             [X]

                                   ----------

                             WELLS FARGO FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                525 Market Street
                             San Francisco, CA 94105
          (Address of Principal Executive Offices, including Zip Code)

                                   ----------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                                C. David Messman
                        Wells Fargo Funds Management, LLC
                          525 Market Street, 12th Floor
                             San Francisco, CA 94105
                     (Name and Address of Agent for Service)
                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

__    Immediately upon filing pursuant to Rule 485(b), or

__    60 days after filing pursuant to Rule 485(a)(1), or

__    on _________ pursuant to Rule 485(a)(1)

X     75 days after filing pursuant to Rule 485(a)(2), or

__    on _________ pursuant to Rule 485(a)(2)

If appropriate, check the following box:

__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             WELLS FARGO FUNDS TRUST
                              Cross Reference Sheet

Form N-1A Item Number

Part A                 Prospectus Captions
------                 -------------------

1                      Front and Back Cover Pages
2                      Objective
                       Principal Strategy
                       Summary of Important Risks
3                      Summary of Expenses
                       Example of Expenses
4                      Objective
                       Principal Strategy
                       Summary of Important Risks
                       See Individual Fund Summary
                       Additional Strategies and General Investment Risks
5                      Not applicable
6                      Organization and Management of the Fund
7                      Your Account
                       How to Buy Shares
                       How to Sell Shares
                       Income and Gain Distributions
                       Taxes
8                      Distribution Plan
9                      See Individual Fund Summary

Part B                 Statement of Additional Information Captions
------                 --------------------------------------------

10                     Cover Page and Table of Contents
11                     Capital Stock
                       Cover Page
12                     Cover Page
                       Investment Policies
                       Additional Permitted Investment Activities and Associated
                       Risks
13                     Management
14                     Capital Stock
15                     Management
                       Additional Purchase and Redemption Information
16                     Portfolio Transactions
17                     Capital Stock
18                     Determination of Net Asset Value
                       Additional Purchase and Redemption Information
19                     Federal Income Taxes
20                     Management
21                     Performance Calculations
22                     Financial Information

Part C                 Other Information
------                 -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                EXPLANATORY NOTE

        This Post-Effective Amendment No. 60 to the Registration Statement of Wells Fargo Funds Trust is being filed to register the Large Cap Value Fund.

                                                              [WELLS FARGO LOGO]

WELLS FARGO LARGE CAP VALUE FUND

                                                                  --------------
                                                                    PROSPECTUS
                                                                  --------------

                          Class A, Class B, and Class C

                                                                 August 29, 2003

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      [This page intentionally left blank]

Table of Contents                                                                  Large Cap Value Fund
-------------------------------------------------------------------------------------------------------
Overview                            Objective and Principal Strategy                                  4

Important Summary information       Summary of Important Risks                                        6
about the Fund.
                                    Summary of Expenses                                               8

                                    Key Information                                                  10
-------------------------------------------------------------------------------------------------------
The Fund                            Large Cap Value Fund                                             11

Important information about
the individual Fund.                Sub-Adviser's Prior Performance History                          12

                                    Additional Strategies and
                                     General Investment Risks                                        13

                                    Organization and Management
                                     of the Fund                                                     16
-------------------------------------------------------------------------------------------------------
Your Investment                     A Choice of Share Classes                                        19

How to open an account and          Reductions and Waivers of Sales Charges                          22
how to buy, sell and exchange
Fund shares.                        Exchanges                                                        25

                                    Your Account                                                     26

                                      How to Buy Shares                                              28

                                      How to Sell Shares                                             31
-------------------------------------------------------------------------------------------------------
Reference                           Additional Services and
                                     Other Information                                               33
Additional information and term
definitions.                        Description of Master Portfolio                                  36

                                    Portfolio Managers                                               38

                                    Glossary                                                         39

Large Cap Value Fund Overview
--------------------------------------------------------------------------------

See the Fund description in the Prospectus for further details.
Italicized and colored words appear this way only to denote their inclusion in the Glossary section of this Prospectus.

--------------------------------------------------------------------------------
FUND                                OBJECTIVE
--------------------------------------------------------------------------------
Large Cap Value Fund                Seeks long-term capital appreciation.

4    Large Cap Value Fund

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

The Fund is a gateway fund that invests in the common stocks of large U.S. companies that we believe have strong fundamentals, compelling value characteristics, and demonstrate the potential for improved performance. We invest principally in securities of companies with market capitalizations of $3 billion or more.

                                                       Large Cap Value Fund    5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

..       the individual Fund Description later in this Prospectus;

..       the "Additional Strategies and General Investment Risks" section beginning on page 13; and

..       the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

   Equity Securities
   The Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stocks and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market. There is no guarantee that stocks selected using a value style approach will perform as expected.

   Foreign Investments
   The Fund makes foreign investments through American Depositary Receipts ("ADRs"), which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks.

6    Large Cap Value Fund

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Large Cap Value Fund
--------------------------------------------------------------------------------
   These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Expenses include master and gateway fees.

---------------------------------------------------------------------------------------------
   SHAREHOLDER FEES
---------------------------------------------------------------------------------------------
                                                                   Large Cap Value Fund
                                                            ---------------------------------
                                                            CLASS A      CLASS B      CLASS C
---------------------------------------------------------------------------------------------
   Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)                       5.75%        None         1.00%

   Maximum deferred sales charge (load) (as a percentage
   of the Net Asset Value ("NAV") at purchase)               None/1/      5.00%        1.00%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------
                                                                   Large Cap Value Fund
                                                            ---------------------------------
                                                            CLASS A      CLASS B      CLASS C
---------------------------------------------------------------------------------------------
   Management Fees                                           0.75%        0.75%        0.75%
   Distribution (12b-1) Fees                                 0.00%        0.75%        0.75%
   Other Expenses/2/                                         0.66%        0.66%        0.66%
---------------------------------------------------------------------------------------------
   TOTAL ANNUAL FUND OPERATING EXPENSES                      1.41%        2.16%        2.16%
---------------------------------------------------------------------------------------------
   Fee Waivers                                               0.16%        0.16%        0.16%
---------------------------------------------------------------------------------------------
   NET EXPENSES/3/                                           1.25%        2.00%        2.00%
---------------------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.

/2/ Other expenses are based on estimated amounts for the current fiscal year and may include expenses payable to affiliates of Wells Fargo & Company.

/3/ The adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

8    Large Cap Value Fund

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
   These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

   You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                                                      Large Cap Value Fund
                                                --------------------------------
                                                CLASS A      CLASS B     CLASS C
--------------------------------------------------------------------------------
   1 YEAR                                       $   695      $   703     $   401
   3 YEARS                                      $   981      $   961     $   754
--------------------------------------------------------------------------------

   You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

                                                      Large Cap Value Fund
                                                --------------------------------
                                                CLASS A      CLASS B     CLASS C
--------------------------------------------------------------------------------
   1 YEAR                                       $   695      $   203     $   301
   3 YEARS                                      $   981      $   661     $   754
--------------------------------------------------------------------------------

                                                       Large Cap Value Fund    9

Key Information
--------------------------------------------------------------------------------
     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.
     ---------------------------------------------------------------------------
     MASTER/GATEWAY(SM) STRUCTURE
     The Fund is a gateway fund in a Master/Gateway(SM) structure. In this structure, a gateway fund invests substantially all of its assets in one or more master portfolios of Wells Fargo Master Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective and strategies. Through this structure, gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Master portfolios offer their shares to multiple gateway funds and other master portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the master portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the master portfolios. Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits. References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.
     ---------------------------------------------------------------------------
     Important information you should look for as you decide whether to invest in the Fund:
     The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.
     ---------------------------------------------------------------------------
     Investment Objective and Investment Strategies
     The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

     .    what the Fund is trying to achieve; and

     .    how we intend to invest your money.
     ---------------------------------------------------------------------------
     Permitted Investments
     A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.
     ---------------------------------------------------------------------------
     Important Risk Factors
     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Italicized and colored words appear this way only to denote their inclusion in the Glossary section of this Prospectus.

10   Large Cap Value Fund

Large Cap Value Fund
--------------------------------------------------------------------------------

     Portfolio Managers: D. Kevin McCreesh, CFA; Ronald M. Mushock, CFA
     ---------------------------------------------------------------------------

     Investment Objective
     The Large Cap Value Fund seeks long-term capital appreciation.
     ---------------------------------------------------------------------------

     Investment Strategies
     The Fund is a gateway fund that invests its assets in a master portfolio with a substantially similar investment objective and investment strategies. We focus our investment strategy on domestic large-capitalization stocks.

     In making investment decisions for the Fund, we apply a fundamentals-driven, company-specific analysis. As part of the analysis, we evaluate criteria such as price-to-earnings, price-to-book, and price-to-sales ratios, and cash flow. We also evaluate the companies' sales and expense trends, changes in earnings estimates and market position, as well as the industry outlook. We look for catalysts that could positively, or negatively, affect prices of current and potential companies for the Fund. Additionally, we seek confirmation of earnings potential before investing in a security.

     We also apply a rigorous screening process to manage the portfolio's overall risk profile. We generally consider selling stocks in various circumstances, such as when they have achieved their valuation targets, when the issuer's business fundamentals have deteriorated, or if the potential for positive change is no longer evident.
     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal circumstances, we invest at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or more.

     We may invest in additional master portfolios and other Wells Fargo Funds, or invest directly in a portfolio of securities. If the Fund invests directly in a portfolio of securities, it may implement a "multi-manager" structure as described under "Organization and Management of the Fund" on page 18.
     ---------------------------------------------------------------------------

     Important Risk Factors
     The Fund is primarily subject to the risks described in the "Summary of Important Risks" on page 6.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 13.These considerations are all important to your investment choice.

                                                       Large Cap Value Fund   11

Sub-Adviser's Prior Performance History
--------------------------------------------------------------------------------

     Systematic Financial Management, LP ("Systematic") is the sub-adviser for the Fund and for the master portfolio in which the Fund invests. As the sub-adviser, Systematic is responsible for the day-to-day investment management activities of the master portfolio. The performance information shown below represents a composite of the prior performance of discretionary accounts managed by Systematic with substantially similar investment objectives and strategies as the Fund. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite. The composite performance presented below is net of the fees and expenses that will be charged to the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as indicative of the future performance of the Fund.

     Calendar Year Returns*

     [GRAPHIC APPEARS HERE]

     '93      20.24%

     '94      (2.05)%

     '95      36.12%

     '96      26.96%

     '97      31.98%

     '98       5.58%

     '99      16.30%

     '00      12.36%

     '01      (8.89)%

     '02     (17.39)%

     Best Qtr.: Q4 '98 . 23.52%     Worst Qtr.: Q3 '98 . (21.64)%

     * The composite's year-to-date performance through March 31, 2003 was (2.75)%.

        AVERAGE ANNUAL TOTAL RETURNS

        for the period ended 12/31/02           1 YEAR      5 YEARS    10 YEARS

        Sub-adviser's Composite Performance     (17.39)%     0.76%      11.26%
        (Incepted 12/31/90)

        S&P 500 Index/1/                        (22.09)%    (0.58)%      9.34%

        Russell 1000 Value Index                (15.52)%     1.16%      10.80%

     /1/  S&P 500 is a registered trademark of Standard & Poor's.

12   Large Cap Value Fund

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

     We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Large Cap Value Fund. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     .    We cannot guarantee that the Fund will meet its investment objective.

     . We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

     . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

     . An investment in the Fund, by itself, does not constitute a complete investment plan.

     . The Fund may also use various derivative instruments, such as options or futures contracts. The term "derivative" covers a broad range of investments, but in general it refers to any financial instruments whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

                                                       Large Cap Value Fund   13

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Experience Risk--The risk is that insufficient experience exists to forecast how a new or innovative security's value might be affected by various market events or economic conditions.

     Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

     Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase the Fund's exposure to market risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

14   Large Cap Value Fund

--------------------------------------------------------------------------------
Investment Practice/Risk
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

-------------------------------------------------------------------------------------------------
   INVESTMENT PRACTICE                                            PRINCIPAL RISK(S)
-------------------------------------------------------------------------------------------------
   Borrowing Policies
   The ability to borrow money for temporary                      Leverage Risk
   purposes (e.g. to meet shareholder redemptions).

   Foreign Securities
   Equity securities issued by a non-U.S. company,                Foreign Investment, Regulatory,
   which may be in the form of an ADR or similar investment.      Liquidity, and Currency Risk.

   Illiquid Securities
   A security which may not be sold or disposed of in the         Liquidity Risk
   ordinary course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.

   Loans of Portfolio Securities
   The practice of loaning securities to brokers, dealers and     Counter-Party and
   financial institutions to increase returns on those            Leverage Risk
   securities. Loans may be made up to the limits imposed by
   the Investment Company Act of 1940 ("1940 Act") (currently one-third of total assets, including the value of
   collateral received).

   Options
   The right or obligation to receive or deliver a security       Leverage and
   or cash payment depending on the security's price or the       Liquidity Risk
   performance of an index or benchmark. Types of options used may include: options on securities, options on a stock
   index, stock index futures and options on stock index
   futures to protect liquidity and portfolio value.

   Other Mutual Funds
   Investments by the Fund in shares of other mutual funds,       Market Risk
   which may cause Fund shareholders to bear a pro rata
   portion of the other fund's expenses, in addition to the
   expenses paid by the Fund.

   Privately Issued Securities
   Securities that are not publicly traded but which may or       Liquidity Risk
   may not be resold in accordance with Rule 144A under the
   Securities Act of 1933.

   Repurchase Agreements
   A transaction in which the seller of a security agrees to      Counter-Party Risk
   buy back a security at an agreed upon time and price,
   usually with interest.

                                                       Large Cap Value Fund   15

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware statutory trust on March 10, 1999.The Board of Trustees of the Trust (the "Board") supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

--------------------------------------------------------------------------------------------------
                                            BOARD OF TRUSTEES
--------------------------------------------------------------------------------------------------
                                    Supervises the Fund's activities
--------------------------------------------------------------------------------------------------
           INVESTMENT ADVISER                                       CUSTODIAN
--------------------------------------------------------------------------------------------------
     Wells Fargo Funds Management, LLC                  Wells Fargo Bank Minnesota, N.A.
     525 Market St., San Francisco, CA                  6th & Marquette, Minneapolis, MN
     Manages the Fund's investment activities           Provides safekeeping for the Fund's assets
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                        INVESTMENT SUB-ADVISER
--------------------------------------------------------------------------------------------------
                                  Systematic Financial Management, LP
                                       300 Frank W. Burr Boulevard
                                       Glenpointe East, 7th Floor
                                           Teaneck, NJ 07666
                            Responsible for day-to-day portfolio management
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                                    SHAREHOLDER
                                               TRANSFER                              SERVICING
     ADMINISTRATOR                               AGENT                                 AGENTS
--------------------------------------------------------------------------------------------------
     Wells Fargo Funds Management, LLC    Boston Financial Data Services, Inc.    Various Agents
     525 Market St.                       Two Heritage Dr.
     San Francisco, CA                    Quincy, MA
     Manages the                          Maintains records of                    Provide services
     Fund's business                      shares and supervises                   to customers
     activities                           the paying of dividends
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                              FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------------------------
                    Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             SHAREHOLDERS
--------------------------------------------------------------------------------------------------

16   Large Cap Value Fund

--------------------------------------------------------------------------------

     The Investment Adviser
     Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo
     Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. As of March 31, 2003, Funds Management and its affiliates provided advisory services for over $183 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

     Dormant Investment Advisory Arrangements
     Under the investment advisory contract for the Fund, Funds Management does not receive any compensation from the Fund as long as the Fund continues to invest, as it does today, substantially all of its assets in a single master portfolio. If the Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more master portfolios, Funds Management would be entitled to receive an annual investment advisory fee of 0.25% of the Fund's average daily net assets for providing services to the Fund including the determination of the asset allocations of the Fund's investments in the various master portfolios.

     Under the investment advisory contract for the Fund, Funds Management also acts as investment adviser for gateway fund assets redeemed from a master portfolio and invested directly in a portfolio of securities. Funds Management does not receive any compensation under the agreement as long as the Fund invests substantially all of its assets in one or more master portfolios. If the Fund redeems assets from a master portfolio and invests them directly, Funds Management receives an investment advisory fee from the Fund for the management of those assets.

     The Fund, as a gateway fund, has a similar "dormant" sub-advisory arrangement with the sub-adviser that advises the master portfolio in which it invests. Under this arrangement, if the Fund redeems assets from the master portfolio and invests them directly using the sub-adviser, the sub-adviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the master portfolio for investing the portion of the Fund's assets formerly invested in the master portfolio.

     Dormant Multi-Manager Structure
     The Board has also adopted a dormant "multi-manager" structure for the Fund in the event that it becomes a stand-alone Fund investing directly in portfolio securities. Under this structure, the Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-adviser(s) and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

     Applicable law generally requires the Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant "multi-manager" structure approved by the Board, if the Fund becomes a stand-alone Fund, it will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

                                                       Large Cap Value Fund   17

Organization and Management of the Fund
--------------------------------------------------------------------------------

     The Sub-Adviser
     Systematic Financial Management ("Systematic"), located at 300 Frank W. Burr Boulevard, Glenpointe East, Teaneck, NJ 07666, is the investment sub-adviser for the Large Cap Value Fund and the Large Cap Value Master Portfolio in which the Fund invests. Systematic provides investment management services to other mutual funds, corporate clients, endowments and foundations in addition to multi-employer and public investment plans. As of March 31, 2003, Systematic managed over $4.5 billion in assets.

     Systematic is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

     The Administrator
     Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business.

     Shareholder Servicing Plan
     We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets.

     The Transfer Agent
     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund.

18   Large Cap Value Fund

A Choice of Share Classes
--------------------------------------------------------------------------------

     After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this
     Prospectus:

     . Class A Shares--with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares.

     . Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.

     . Class C Shares--with a front-end sales charge and a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

     The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

     You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

     Class C shares are similar to Class B shares in that they have higher ongoing expenses than Class A shares. Unlike Class B shares, however, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice whether to purchase Class B or Class C shares may depend on how long you intend to hold the shares before redeeming them.

     Orders for Class B shares of more than $250,000 or more either will be treated as orders for Class A shares or will be refused. For Class C shares, orders of $1,000,000 or more, including orders which, because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also either will be treated as orders for Class A shares or will be refused.

     Please see the expenses listed for each class of the Large Cap Value Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

     Class A Share Sales Charge Schedule
     If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

                                                       Large Cap Value Fund   19

A Choice of Share Classes
--------------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
     ---------------------------------------------------------------------------

                                    FRONT-END SALES        FRONT-END SALES
                                      CHARGE AS %            CHARGE AS %
             AMOUNT                    OF PUBLIC            OF NET AMOUNT
          OF PURCHASE               OFFERING PRICE             INVESTED

     Less than $50,000                   5.75%                  6.10%
     $50,000 to $99,999                  4.75%                  4.99%
     $100,000 to $249,999                3.75%                  3.90%
     $250,000 to $499,999                2.75%                  2.83%
     $500,000 to $999,999                2.00%                  2.04%
     $1,000,000 and over/1/              0.00%                  0.00%

     /1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval. CDSCs on Class A shares are based on the lower of the NAV on the date of purchase or the date of redemption.

     Class B Share CDSC Schedule
     If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Waivers" and "Waivers for Certain Parties"). The CDSC schedule is as follows:

     ---------------------------------------------------------------------------
     CLASS B SHARES HAVE THE FOLLOWING CDSC:
     ---------------------------------------------------------------------------

     REDEMPTION WITHIN    1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
     CDSC                  5.00%    4.00%     3.00%     3.00%     2.00%     1.00%      0.00%   A shares

     The CDSC percentage you pay is applied to the NAV of the shares on the date of the original purchase.

     To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gains, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, Class B shares are converted to Class A shares to reduce your future ongoing expenses.

     Class C Share Sales Charges
     If you choose Class C shares, you will pay the POP (NAV plus the 1.00% sales charge) and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. The CDSC percentage you pay is applied to the NAV on the date of original purchase. As a percentage of the net amount invested, the front-end sales charge effectively is 1.01%. Class C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the Fund's distributor to waive this charge. The distributor pays sales commissions of up to 1.00% to such broker-dealers and up to 2.00% to other selling agents at the time of sale, and up to 1.00% annually to all selling agents thereafter.

20   Large Cap Value Fund

--------------------------------------------------------------------------------

     To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gains, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to charge the higher ongoing expenses.

                                                       Large Cap Value Fund   21

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

     Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

     Class A Share Reductions
     If you believe you are eligible for any of the following reductions, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

     . You pay no sales charges on Fund shares you buy with reinvested distributions.

     . You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

     . By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

     . Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B and Class C shares of any Wells Fargo Fund already owned (excluding Class A Shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A Shares.

     . You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of redemption.

     . You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

     You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

     . a family unit, including children under the age of twenty-one or single trust estate;

     .    a trustee or fiduciary purchasing for a single fiduciary relationship;
          or

     . the members of a "qualified group" which consists of a "company" (as defined in the 1940 Act, as amended), and related parties of such a "company, "which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

                   How a Letter of Intent Can Save You Money!

     If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

22   Large Cap Value Fund

--------------------------------------------------------------------------------
     Class C Share Reductions
     You pay no sales charge on Class C shares you purchase with the proceeds of a redemption of Class C shares or WealthBuilder Portfolios within 120 days of the redemption date.

     Class B and Class C Share CDSC Waivers
     . You pay no CDSC on fund shares you purchase with reinvested distributions.

     . We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals made after age 701/2 according to IRS guidelines) distributions from traditional Individual Retirement Accounts (IRAs) and certain retirement plans. (See your retirement plan information for details.)

     . We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Section 72(m)(7).

     . We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.

     . We waive the CDSC for all Class B shares and for all Class C shares within the first year of purchase or withdrawals that meet all of the following circumstances:

          . withdrawals are made by participating in the Systematic Withdrawal Program; and

          . withdrawals may not exceed 10% of your Fund assets (including "free" shares) (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Program).

     .    We waive Class C share CDSC for certain types of accounts.

     Waivers for Certain Parties
     If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

     .    Current and retired employees, directors, trustees and officers of:

          .    Wells Fargo Funds (including any predecessor funds);

          .    Wells Fargo & Company and its affiliates; and

          .    the family members of any of the above.

     .    Current employees of:

          .    Stephens Inc. and its affiliates;

          .    broker/dealers who act as selling agents; and

          . immediate family members (spouse, sibling, parent or child) of any of the above.

     . Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Fund at NAV.

     Contact your selling agent for further information.

                                                       Large Cap Value Fund   23

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

     You also may buy Class A and Class C shares at NAV if they are to be included in certain retirement, benefits, pension, trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

     We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts". If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

     Distribution Plan

     We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares of the Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The Class B and Class C shares each pay an annual fee of 0.75% of the Fund's average daily net assets on an annual basis. These fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

24   Large Cap Value Fund

Exchanges
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the prospectus for the Fund into which you wish to exchange.

     . Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

     . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

     . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

     . You may exchange Class B shares of the Fund for Money Market Fund Class B shares. Class B share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

     . Exchanges may be made between like share classes. Class C shares of non-money market Funds may be exchanged for Class C shares of other non-money market Funds or for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds. Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

     . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

     Contact your account representative for further details.

                                                       Large Cap Value Fund   25

Your Account
--------------------------------------------------------------------------------
     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares
     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . The Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before the Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

     . We determine the NAV of each class of the Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 P.M. (ET). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 P.M. (ET). If the NYSE closes early, the Fund will close early and will value its shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

     . The Fund is open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

     You Can Buy Fund Shares
     . By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment);

     .    Through a brokerage account with an approved selling agent; or

     . Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

26   Large Cap Value Fund

--------------------------------------------------------------------------------
     In addition to payments received from the Fund, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares.

     Minimum Investments
     .    $1,000 per Fund minimum initial investment; or

     .    $100 per Fund if you use the Systematic Purchase Program; and

     .    $100 per Fund for all investments after your initial investment.

     We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

     Small Account Redemptions
     We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please consult your selling agent for further details.

                                                       Large Cap Value Fund   27

Your Account
--------------------------------------------------------------------------------
     The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.
     ---------------------------------------------------------------------------
     BY MAIL
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------
     . Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest. (If no choice is indicated, Class A shares will be designated.) Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

     . Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Wells Fargo Large Cap Value Fund, Class B. "Checks made payable to any entity other than the full Fund name or Wells Fargo Funds will be returned to you.

     . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

     . You may start your account with $100 if you elect the Systematic Purchase Program option on the Application.

     .    Mail to: Wells Fargo Funds         Overnight Mail Only: Wells Fargo Funds
                   P.O. Box 8266                                  Attn: CCSU-Boston Financial
                   Boston, MA 02266-8266                          66 Brooks Drive
                                                                  Braintree, MA 02184

     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------
     . Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

     .    Enclose the payment stub/card from your statement if available.

     .    Mail to: Wells Fargo Funds
                   P.O. Box 8266
                   Boston, MA 02266-8266

28   Large Cap Value Fund

                                                               How to Buy Shares
--------------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     BY WIRE
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------
     . You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

     . If you do not currently have an account, complete a Wells Fargo Funds Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

     .    All purchases must be made with U.S. dollars.

     . Mail the completed Application. Your Account will be credited on the business day that the transfer agent receives your application and payment in proper order.

     .    Overnight Application to: Wells Fargo Funds
                                    Attn: CCSU-Boston Financial
                                    66 Brooks Drive
                                    Braintree, MA 02184

     .    Wire money to:            State Street Bank & Trust             Attention:
                                    Boston, MA                            Wells Fargo Funds (Name
                                                                          of Fund, Account Number,
                                    Bank Routing Number:                  and Share Class)
                                    ABA 011 000028
                                                                          Account Name:
                                    Wire Purchase Account Number:         (Registration Name
                                    9905-437-1                            Indicated on Application)

     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------
     . Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

     .    Wire money to:            State Street Bank & Trust             Attention:
                                    Boston, MA                            Wells Fargo Funds (Name
                                                                          of Fund, Account Number,
                                    Bank Routing Number:                  and Share Class)
                                    ABA 011 000028
                                                                          Account Name:
                                    Wire Purchase Account Number:         (Registration Name
                                    9905-437-1                            Indicated on Application)

                                                                          Wells Fargo Funds
                                                                          Account Number

                                                       Large Cap Value Fund   29

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     BY PHONE
     ---------------------------------------------------------------------------
     You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account. If you do not currently have an account, complete a Wells Fargo Fund Application. Refer to the section on buying shares for the first time By Mail.

     To buy into a new Fund, call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 1 to use our Automated Voice Response service to either:

        .   transfer at least $1,000 from a linked settlement account, or

        . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

     To buy additional shares, call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 1 to use our Automated Voice Response service to either:

        .   transfer at least $100 from a linked settlement account, or

        . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

     ---------------------------------------------------------------------------
     BY INTERNET ACCESS
     ---------------------------------------------------------------------------
     You can only make your first purchase of a Fund by Internet if you already have an existing Wells Fargo Funds Account. If you do not currently have an account, complete a Wells Fargo Fund Application. Refer to the section on buying shares for the first time By Mail.

     To buy into a new Fund, visit our website at www.wellsfargofunds.com, and click on Mutual Fund Access for Shareholders to either:

        .   transfer at least $1,000 from a linked settlement account, or

        . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

     To buy additional shares, visit our website at www.wellsfargofunds.com, and click on Mutual Fund Access for Shareholders to either:

        .   transfer at least $100 from a linked settlement account, or

        . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

     Further information is available by calling Investor Services at 1-800-222-8222.

30   Large Cap Value Fund

                                                              How to Sell Shares
--------------------------------------------------------------------------------
     The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.
     ---------------------------------------------------------------------------
     BY MAIL
     ---------------------------------------------------------------------------
     . Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

     . Make sure all the account owners sign the request exactly as their names appear on the account application.

     . You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

     . Signature Guarantees are required for mailed redemption requests if a request is for over $50,000, if the address on your account was changed within the last 30 days, or if a redemption is made payable to a third party. You can get a signature guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

     .    Mail to: Wells Fargo Funds
                   P.O. Box 8266
                   Boston, MA 02266-8266
     ---------------------------------------------------------------------------
     BY PHONE
     ---------------------------------------------------------------------------
     . Call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 2 to use our Automated Voice Response service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

     . Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

     . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

     . Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

     . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

     . We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

                                                       Large Cap Value Fund   31

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     BY INTERNET ACCESS
     ---------------------------------------------------------------------------
     . Shareholders with an existing Wells Fargo Funds Account may redeem shares of a Fund via the Internet.

     . Visit our website at www.wellsfargofunds.com to process your redemption request. You may request that redemption proceeds (minimum of $100 to a maximum of $50,000) be sent to you by check to your address of record, by ACH transfer into a linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or wiring funds. We reserve the right to charge a fee for wiring funds although it is not our current practice to do so. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

     Further information is available by calling Investor Services at 1-800-222-8222.
     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------
     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.

     .    Your redemptions are net of any applicable CDSC.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemptions in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

32   Large Cap Value Fund

Additional Services and Other Information
--------------------------------------------------------------------------------
     Automatic Programs
     These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222; option 0 for more information.

     . Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and Class you would like to purchase and specify an amount of at least $100.

     . Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

     . Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100.To participate in this program, you:

          .    must have a Fund account valued at $10,000 or more; and

          .    must have your distributions reinvested.

     It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

     Income and Gain Distributions
     The Fund makes distributions of any net investment income and realized capital gains, at least annually.

     We offer the following distribution options:

     . Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

     . Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

     . Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

     . Directed Distribution Purchase Option--Lets you buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income

                                                       Large Cap Value Fund   33

Additional Services and Other Information
--------------------------------------------------------------------------------

          is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

     Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

     Taxes
     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to you substantially all of the Fund's net investment income and realized capital gains, if any. Distributions from the Fund's ordinary income and net short-term capital gain, if any, will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

     Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. The Fund's long-term capital gain distributed to individual shareholders will generally qualify for the reduced rate of tax if attributable to the Fund's sales and exchanges after May 6, 2003. Also, the Fund's distributions to individual shareholders attributable to the Fund's dividends received from U.S. and certain foreign corporations after December 31, 2002 will generally be treated as net long-term capital gain, as long as certain other requirements are met.

     Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     If you buy shares of the Fund shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

     Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

     Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding taxes.

     Request for Multiple Copies of Shareholder Documents
     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your selling agent.

34   Large Cap Value Fund

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Description of Master Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO                      OBJECTIVE
--------------------------------------------------------------------------------
Large Cap Value Portfolio      The Portfolio seeks long-term capital
                               appreciation.

36   Large Cap Value Fund

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

The Portfolio invests in the common stocks of large U.S. companies that we believe have strong fundamentals, compelling value characteristics, and demonstrate the potential for improved performance. We invest principally in securities of companies with market capitalizations of $3 billion or more.

                                                       Large Cap Value Fund   37

Portfolio Managers
--------------------------------------------------------------------------------

     D. Kevin McCreesh, CFA
     Large Cap Value Fund since 2003
     Mr. McCreesh joined Systematic in 1996. He is a senior portfolio manager and co-manages the firm's large and small/mid cap portfolios. Prior to joining Systematic, Mr. McCreesh served as equity portfolio manager at Mitchell Hutchins. Mr. McCreesh earned his B.S. in geology from the University of Delaware and his M.B.A. from Drexel University. He is a member of the Association for Investment Management and Research (AIMR) and the New York Society of Security Analysts (NYSSA).

     Ronald M. Mushock, CFA
     Large Cap Value Fund since 2003
     Mr. Mushock joined Systematic in 1997 as a portfolio manager. He currently co-manages the firm's large cap portfolios and maintains portfolio management responsibility for all mid and small/mid cap portfolios. Prior to joining Systematic, Mr. Mushock was an equity analyst with Standard and Poor's Equity Group. Mr. Mushock earned his B.S. in finance from Seton Hall University and his M.B.A. from New York University. He is a member of the Association for Investment Management and Research (AIMR) and the New York Society of Security Analysts (NYSSA).

38   Large Cap Value Fund

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

     ACH
     Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

     American Depository Receipts ("ADRs")
     Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depository Receipts and Global Depository Receipts.

     Business Day
     Any day the New York Stock Exchange is open is a business day for the Fund.

     Capital Appreciation
     An increase in the value of a security.

     Capitalization
     When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

     Distributions
     Distributions of net investment income and/or realized capital gains made by a Fund to its shareholders.

     Dollar-Denominated
     Securities issued by foreign banks, companies or governments in U.S.
     dollars.

     FDIC
     The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

     Gateway Fund
     A Fund that invests its assets in one or more master portfolios, or other Funds of Wells Fargo Funds, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same master portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

     Liquidity
     The ability to readily sell a security at a fair price.

     Money Market Instruments
     High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

     Net Asset Value ("NAV")
     The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

                                                       Large Cap Value Fund   39

Glossary
--------------------------------------------------------------------------------

     Public Offering Price ("POP")
     The NAV with the sales load added.

     Repurchase Agreements
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Selling Agent
     A person who has an agreement with the Fund's distributors that allows them to sell the Fund's shares.

     Shareholder Servicing Agent
     Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

     Signature Guarantee
     A guarantee given by a financial institution that has verified the identity of the maker of the signature.

     Statement of Additional Information
     A document that supplements the disclosure made in the Prospectus.

     Taxpayer Identification Number
     Usually the social security number for an individual or the Employer Identification Number for a corporation.

     U.S. Government Obligations
     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

40   Large Cap Value Fund

     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

     STATEMENT OF ADDITIONAL INFORMATION
     supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

     ANNUAL/SEMI-ANNUAL REPORTS
     provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
     Call: 1-800-222-8222

     Write to:
     Wells Fargo Funds
     P.O. Box 8266
     Boston, MA 02266-8266; or

     Visit the SEC's website at http://www.sec.gov

     REQUEST COPIES FOR A FEE BY WRITING TO:
     SEC Public Reference Room
     Washington, DC 20549-6009; or
     by electronic request at publicinfo@sec.gov
     Call: 1-800-SEC-0330 for details

     ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

P054 (8/03)
ICA Reg. No.
811-09253

                                                                [LOGO]
                                                       Printed on Recycled Paper

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO LARGE CAP VALUE FUND

                                                                 ---------------
                                                                   PROSPECTUS
                                                                 ---------------

                               Institutional Class

                                                                 August 29, 2003

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      [This page intentionally left blank]

Table of Contents                                                                    Large Cap Value Fund
----------------------------------------------------------------------------------------------------------
Overview                                  Objective and Principal Strategy                              4

Important summary information             Summary of Important Risks                                    6
about the Fund.
                                          Summary of Expenses                                           7

                                          Key Information                                               9
----------------------------------------------------------------------------------------------------------
The Fund                                  Large Cap Value Fund                                         10

Important information about               Sub-Adviser's Prior Performance History                      11
the individual Fund.
                                          Additional Strategies and
                                           General Investment Risks                                    12

                                          Organization and Management
                                           of the Fund                                                 15
----------------------------------------------------------------------------------------------------------
Your Investment                           Your Account                                                 18

How to open an account and                  How to Buy Shares                                          19
how to buy, sell and exchange
Fund shares.                                How to Sell Shares                                         20

                                          Exchanges                                                    21
----------------------------------------------------------------------------------------------------------
Reference                                 Other Information                                            22

Additional information and                Description of Master Portfolio                              24
term definitions.
                                          Portfolio Managers                                           26

                                          Glossary                                                     27

Large Cap Value Fund Overview
--------------------------------------------------------------------------------

See the Fund description in the Prospectus for further details.
Italicized and colored words appear this way only to denote their inclusion in the Glossary section of this Prospectus.

--------------------------------------------------------------------------------
FUND                            OBJECTIVE
--------------------------------------------------------------------------------
Large Cap Value Fund            Seeks long-term capital appreciation.

4    Large Cap Value Fund

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

The Fund is a gateway fund that invests in the common stocks of large U.S. companies that we believe have strong fundamentals, compelling value characteristics, and demonstrate the potential for improved performance. We invest principally in securities of companies with market capitalizations of $3 billion or more

                                                       Large Cap Value Fund    5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund Description later in this Prospectus;

..    the "Additional Strategies and General Investment Risks" section beginning on page 12; and

..    the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

     Equity Securities
     The Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stocks and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market. There is no guarantee that stocks selected using a value style approach will perform as expected.

     Foreign Investments
     The Fund makes foreign investments through American Depositary Receipts ("ADRs"), which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign investments may be subject to high levels of foreign taxation. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks.

6    Large Cap Value Fund

Large Cap Value Fund                                         Summary of Expenses
--------------------------------------------------------------------------------
     These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
  SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                Large Cap Value
                                                                     Fund
--------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                None

  Maximum deferred sales charge (load) (as a percentage of the
  Net Asset Value ("NAV") at purchase)                               None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                Large Cap Value
                                                                     Fund
--------------------------------------------------------------------------------
  Management Fees                                                    0.75%
  Distribution (12b-1) Fees                                          0.00%
  Other Expenses/1/                                                  0.33%
--------------------------------------------------------------------------------
  TOTAL ANNUAL FUND OPERATING EXPENSES                               1.08%
--------------------------------------------------------------------------------
  Fee Waivers                                                        0.08%
--------------------------------------------------------------------------------
  NET EXPENSES/2/                                                    1.00%
--------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year and may include expenses payable to affiliates of Wells Fargo & Company.

/2/ The adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

                                                       Large Cap Value Fund    7

Large Cap Value Fund                                         Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

  You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                                                                Large Cap Value
                                                                     Fund
--------------------------------------------------------------------------------
     1 YEAR                                                          $ 102
     3 YEARS                                                         $ 336
--------------------------------------------------------------------------------

8    Large Cap Value Fund

Key Information
--------------------------------------------------------------------------------
     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

     Master/Gateway(SM) Structure
     The Fund is a gateway fund in a Master/Gateway(SM) structure. In this structure, a gateway fund invests substantially all of its assets in one or more master portfolios of Wells Fargo Master Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective and strategies. Through this structure, gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Master portfolios offer their shares to multiple gateway funds and other master portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the master portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the master portfolios. Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits. References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.
     ---------------------------------------------------------------------------
     Important information you should look for as you decide whether to invest in the Fund:
     The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.
     ---------------------------------------------------------------------------
     Investment Objective and Investment Strategies
     The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

     .  what the Fund is trying to achieve; and

     .  how we intend to invest your money.
     ---------------------------------------------------------------------------
     Permitted Investments
     A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.
     ---------------------------------------------------------------------------
     Important Risk Factors
     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Italicized and colored words appear this way only to denote their inclusion in the Glossary section of this Prospectus.

                                                       Large Cap Value Fund    9

Large Cap Value Fund
--------------------------------------------------------------------------------

     Portfolio Managers: D. Kevin McCreesh, CFA; Ronald M. Mushock, CFA
     ---------------------------------------------------------------------------

     Investment Objective
     The Large Cap Value Fund seeks long-term capital appreciation.
     ---------------------------------------------------------------------------

     Investment Strategies
     The Fund is a gateway fund that invests its assets in a master portfolio with a substantially similar investment objective and investment strategies. We focus our investment strategy on domestic large-capitalization stocks.

     In making investment decisions for the Fund, we apply a fundamentals-driven, company-specific analysis. As part of the analysis, we evaluate criteria such as price-to-earnings, price-to-book and price-to-sales ratios, and cash flow. We also evaluate the companies' sales and expense trends, changes in earnings estimates and market position, as well as the industry outlook. We look for catalysts that could positively, or negatively, affect prices of current and potential companies for the Fund. Additionally, we seek confirmation of earnings potential before investing in a security.

     We also apply a rigorous screening process to manage the portfolio's overall risk profile. We generally consider selling stocks in various circumstances, such as when they have achieved their valuation targets, when the issuer's business fundamentals have deteriorated, or if the potential for positive change is no longer evident.
     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest at least 80% of the Fund's assets in securities of companies with market capitalizations of $3 billion or more.

     We may invest in additional master portfolios and other Wells Fargo Funds, or invest directly in a portfolio of securities. If the Fund invests directly in a portfolio of securities, it may implement a "multi-manager" structure as described under "Organization and Management of the Fund" on page 15.
     ---------------------------------------------------------------------------
     Important Risk Factors
     The Fund is primarily subject to the risks described in the "Summary of Important Risks" on page 6.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 12.These considerations are all important to your investment choice.

10   Large Cap Value Fund

Sub-Adviser's Prior Performance History
--------------------------------------------------------------------------------
     Systematic Financial Management, LP ("Systematic") is the sub-adviser for the Fund and for the master portfolio in which the Fund invests. As the sub-adviser, Systematic is responsible for the day-to-day investment management activities of the master portfolio. The performance information shown below represents a composite of the prior performance of discretionary accounts managed by Systematic with substantially similar investment objectives and strategies as the Fund. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite. The composite performance presented below is net of the fees and expenses that will be charged to the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as indicative of the future performance of the Fund.

     Calendar Year Returns*

     [GRAPHIC APPEARS HERE]

     '93       20.43%

     '94       (1.81)%

     '95       36.45%

     '96       27.27%

     '97       32.30%

     '98        5.84%

     '99       16.59%

     '00       12.64%

     '01       (8.66)%

     '02      (17.18)%

     Best Qtr.: Q4 '98 . 23.58%       Worst Qtr.: Q3 '98 . (21.58)%

     * The composite's year-to-date performance through March 31, 2003 was (2.69)%.

       AVERAGE ANNUAL TOTAL RETURNS

       for the period ended 12/31/02          1 YEAR   5 YEARS    10 YEARS

       Sub-adviser's Composite Performance
       (Incepted, 12/31/90)                   (17.18)%    1.01%      11.54%

       S&P 500 Index/1/                       (22.09)%   (0.58)%      9.34%

       Russell 1000 Value Index               (15.52)%    1.16%      10.80%

     /1/ S&P 500 is a registered trademark of Standard & Poor's.

                                                       Large Cap Value Fund   11

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

     We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Large Cap Value Fund. Certain common risks are identified in the "Summary of Important Risks" section on page 6.Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     .    We cannot guarantee that the Fund will meet its investment objective.

     . We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

     . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

     . An investment in the Fund, by itself, does not constitute a complete investment plan.

     . The Fund may also use various derivative instruments, such as options or futures contracts. The term "derivative" covers a broad range of investments, but in general it refers to any financial instruments whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

12   Large Cap Value Fund

--------------------------------------------------------------------------------

     What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Experience Risk--The risk is that insufficient experience exists to forecast how a new or innovative security's value might be affected by various market events or economic conditions.

     Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

     Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase the Fund's exposure to market risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                                                       Large Cap Value Fund   13

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these

----------------------------------------------------------------------------------------------------
  INVESTMENT PRACTICE                                                  PRINCIPAL RISK(S)
----------------------------------------------------------------------------------------------------
  Borrowing Policies
  The ability to borrow money for temporary Leverage Risk purposes     Leverage Risk
  (e.g. to meet shareholder redemptions).

  Foreign Securities
  Equity securities issued by a non-U.S. company, which may be in      Foreign Investment,
  form of an ADR or similar investment.                                Regulatory, Liquidity and
                                                                       Currency Risk
  Illiquid Securities
  A security which may not be sold or disposed of in the ordinary      Liquidity Risk
  course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.

  Loans of Portfolio Securities
  The practice of loaning securities to brokers, dealers and           Counter-Party and
  financial institutions to increase returns on those securities.      Leverage Risk
  Loans may be  made up to the limits imposed by the Investment
  Company Act of 1940 ("1940 Act") (currently one-third of total assets, including the value of collateral received).

  Options
  The right or obligation to receive or deliver a security or cash     Leverage and
  payment depending on the security's price or the performance of      Liquidity Risk
  an index or benchmark. Types of options used may include: options on securities, options on a stock index, stock index futures and options on stock index futures to protect liquidity and
  portfolio value.

  Other Mutual Funds
  Investments by the Fund in shares of other mutual funds, which       Market Risk
  may cause Fund shareholders to bear a pro rata portion of the other fund's expenses, in addition to the expenses paid by the
  Fund.

  Privately Issued Securities
  Securities that are not publicly traded but which may or may not     Liquidity Risk
  be resold in accordance with Rule 144A under the Securities Act of 1933.

  Repurchase Agreements
  A transaction in which the seller of a security agrees to buy        Counter-Party Risk
  back a security at an agreed upon time and price, usually with interest.

14   Large Cap Value Fund

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware statutory trust on March 10, 1999.The Board of Trustees of the Trust ("the Board") supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-----------------------------------------------------------------------------------------------------------------------
                                                   BOARD OF TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
                                           Supervises the Fund's activities
-----------------------------------------------------------------------------------------------------------------------
          INVESTMENT ADVISER                                                            CUSTODIAN
-----------------------------------------------------------------------------------------------------------------------
     Wells Fargo Funds Management, LLC                                       Wells Fargo Bank Minnesota, N.A.
     525 Market St., San Francisco, CA                                       6th & Marquette, Minneapolis, MN
     Manages the Fund's investment activities                                Provides safekeeping for the Fund's assets
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                INVESTMENT SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                           Systematic Financial Management, LP
                                                300 Frank W. Burr Boulevard
                                                Glenpointe East, 7th Floor
                                                    Teaneck, NJ 07666
                                        Responsible for day-to-day portfolio management
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                       TRANSFER
            ADMINISTRATOR                                                                AGENT
-----------------------------------------------------------------------------------------------------------------------
          Wells Fargo Funds Management, LLC                                        Boston Financial Data Services, Inc.
          525 Market St.                                                           Two Heritage Dr.
          San Francisco, CA                                                        Quincy, MA
          Manages the                                                              Maintains records of
          Fund's business                                                          shares and supervises
          activities                                                               the paying of dividends
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                          FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-----------------------------------------------------------------------------------------------------------------------
                                Advise current and prospective shareholders on Fund investments
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                     SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------

                                                       Large Cap Value Fund   15

Organization and Management of the Fund
--------------------------------------------------------------------------------

     The Investment Adviser
     Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo
     Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. As of March 31, 2003, Funds Management and its affiliates provided advisory services for over $183 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under" Management Fees" in the front of this Prospectus.

     Dormant Investment Advisory Arrangements
     Under the investment advisory contract for the Fund, Funds Management does not receive any compensation from the Fund as long as the Fund continues to invest, as it does today, substantially all of its assets in a single master portfolio. If the Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more master portfolios, Funds Management would be entitled to receive an annual investment advisory fee of 0.25% of the Fund's average daily net assets for providing services to the Fund including the determination of the asset allocations of the Fund's investments in the various master portfolios.

     Under the investment advisory contract for the Fund, Funds Management also acts as investment adviser for gateway fund assets redeemed from a master portfolio and invested directly in a portfolio of securities. Funds Management does not receive any compensation under the agreement as long as the Fund invests substantially all of its assets in one or more master portfolios. If the Fund redeems assets from a master portfolio and invests them directly, Funds Management receives an investment advisory fee from the Fund, for the management of those assets.

     The Fund, as a gateway fund, has a similar "dormant" sub-advisory arrangement with the sub-adviser that advises the master portfolio in which it invests. Under this arrangement, if the Fund redeems assets from the master portfolio and invests them directly using the sub-adviser, the sub-adviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the master portfolio for investing the portion of the Fund's assets formerly invested in the master portfolio.

     Dormant Multi-Manager Structure
     The Board has also adopted a dormant "multi-manager" structure for the Fund in the event that it becomes a stand-alone Fund investing directly in portfolio securities. Under this structure, the Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-adviser(s) and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

     Applicable law generally requires the Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant "multi-manager" structure approved by the Board, if the Fund becomes a stand-alone Fund, it will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

16   Large Cap Value Fund

--------------------------------------------------------------------------------

     The Sub-Adviser
     Systematic Financial Management, L.P. ("Systematic"), located at 300 Frank W. Burr Boulevard, Glenpointe East, Teaneck, NJ 07666 is the investment sub-adviser for the Large Cap Value Master Portfolio in which the Fund invests. Systematic provides investment management services to other mutual funds, corporate clients, endowments and foundations in addition to multi-employer and public investment plans. As of March 31, 2003, Systematic managed over $4.5 billion in assets.

     Systematic is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

     The Administrator
     Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business.

     The Transfer Agent
     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund.

                                                       Large Cap Value Fund   17

Your Account
--------------------------------------------------------------------------------
     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares
     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . The Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before the Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

     . We determine the NAV of each class of the Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") which is usually 4:00 p.m. (ET). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Fund will close early and will value its shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

     . The Fund is open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

     Minimum Investments
     Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount. Minimum initial investment requirements may be waived for certain Institutions.

18   Large Cap Value Fund

                                                               How to Buy Shares
--------------------------------------------------------------------------------
     Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Fund should contact an account representative at their Institution and should understand the following:

     . Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

     . Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

     . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Fund and for delivering required payment on a timely basis;

     . Institutions are responsible for delivering shareholder communications and voting information from the Fund, and for transmitting shareholder voting instructions to the Fund;

     . Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Fund; and

     . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

                                                       Large Cap Value Fund   19

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------
     Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

     General Notes for Selling Shares
     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

     . Redemption proceeds are usually wired to the redeeming Institution the following business day.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption requests is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption whole in securities of equal value.

20   Large Cap Value Fund

Exchanges
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the prospectus for the Fund into which you wish to exchange.

     . Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

     . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers .You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

     . You may make exchanges between like share classes of non-money market Funds and the Service Class shares of money market Funds.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

     Contact your account representative for further details.

                                                       Large Cap Value Fund   21

Other Information
--------------------------------------------------------------------------------
     Income and Gain Distributions
     The Fund makes distributions of any net investment income and realized capital gains at least annually. Contact your Institution for distribution options.

     Remember, distributions have the effect of reducing NAV per share by the amount distributed.

     Taxes
     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized capital gains. Distributions from the Fund's ordinary income and net short-term capital gain, if any, will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

     Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. The Fund's long-term capital gain distributed to individual shareholders will generally qualify for the reduced rate of tax if attributable to the Fund's sales and exchanges after May 6, 2003. Also, the Fund's distributions to individual shareholders attributable to the Fund's dividends received from U.S. and certain foreign corporations after December 31, 2002 will generally be treated as net long-term capital gain, as long as certain other requirements are met.

     If you buy shares of the Fund shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

     Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

     Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding taxes.

     Requests for Multiple Copies of Shareholder Documents
     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your customer account representative.

22   Large Cap Value Fund

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--------------------------------------------------------------------------------

Description of Master Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO                    OBJECTIVE
--------------------------------------------------------------------------------
Large Cap Value Portfolio    The Portfolio seeks long-term capital appreciation.

24   Large Cap Value Fund

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

The Portfolio invests in the common stocks of large U.S. companies that we believe have strong fundamentals, compelling value characteristics, and demonstrate the potential for improved performance. We invest principally in securities of companies with market capitalizations of $3 billion or more.

                                                       Large Cap Value Fund   25

Portfolio Managers
--------------------------------------------------------------------------------

     D. Kevin McCreesh, CFA
     Large Cap Value Fund since 2003
     Mr. McCreesh joined Systematic in 1996.He is a senior portfolio manager and co-manages the firm's large and small/mid cap portfolios. Prior to joining Systematic, Mr. McCreesh served as equity portfolio manager at Mitchell Hutchins. Mr. McCreesh earned his B.S. in geology from the University of Delaware and his M.B.A. from Drexel University. He is a member of the Association for Investment Management and Research (AIMR) and the New York Society of Security Analysts (NYSSA).

     Ronald M. Mushock, CFA
     Large Cap Value Fund since 2003
     Mr. Mushock joined Systematic in 1997 as a portfolio manager. He currently co-manages the firm's large cap portfolios and maintains portfolio management responsibility for all mid and small/mid cap portfolios. Prior to joining Systematic, Mr. Mushock was an equity analyst with Standard and Poor's Equity Group. Mr. Mushock earned his B.S. in finance from Seton Hall University and his M.B.A. from New York University. He is a member of the Association for Investment Management and Research (AIMR) and the New York Society of Security Analysts (NYSSA).

26   Large Cap Value Fund

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

     ACH
     Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which banks use to process checks, transfer funds and perform other tasks.

     American Depository Receipts ("ADRs")
     Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depository Receipts and Global Depository Receipts.

     Business Day
     Any day the New York Stock Exchange is open is a business day for the Fund.

     Capital Appreciation
     An increase in the value of a security.

     Capitalization
     When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

     Distributions
     Distributions of net investment income and/or realized capital gains made by a Fund to its shareholders.

     Dollar-Denominated
     Securities issued by foreign banks, companies or governments in U.S.
     dollars.

     FDIC
     The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

     Gateway Fund
     A Fund that invests its assets in one or more master portfolios, or other Funds of Wells Fargo Funds, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same master portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

     Institution
     Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of a group of investors.

     Liquidity
     The ability to readily sell a security at a fair price.

     Money Market Instruments
     High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

                                                       Large Cap Value Fund   27

Glossary
--------------------------------------------------------------------------------

     Net Asset Value ("NAV")
     The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

     Repurchase Agreements
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Shareholder Servicing Agent
     Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

     Statement of Additional Information
     A document that supplements the disclosure made in the Prospectus.

     U.S. Government Obligations
     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

28   Large Cap Value Fund

     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

     STATEMENT OF ADDITIONAL INFORMATION
     supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

     ANNUAL/SEMI-ANNUAL REPORTS
     provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
     Call: 1-800-222-8222

     Write to:
     Wells Fargo Funds
     P.O. Box 8266
     Boston, MA 02266-8266; or

     Visit the SEC's website at http://www.sec.gov

     REQUEST COPIES FOR A FEE BY WRITING TO:
     SEC Public Reference Room
     Washington, DC 20549-6009; or
     by electronic request at publicinfo@sec.gov
     Call: 1-800-SEC-0330 for details

     ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

P055 (8/03)
ICA Reg. No.
811-09253

                                                                 [LOGO]
                                                       Printed on Recycled Paper

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                              Dated August 29, 2003

                              LARGE CAP VALUE FUND

                Class A, Class B, Class C and Institutional Class

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about the Large Cap Value Fund in the Wells Fargo Funds Trust family of funds (the "Fund"). The Fund is considered to be diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers Class A, Class B, Class C and Institutional Class shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectuses, also dated August 29, 2003. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. Copies of the Prospectuses may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Investment Policies...........................................................1

Additional Permitted Investment Activities And Associated Risks...............3

Management...................................................................20

Performance Calculations.....................................................33

Determination Of Net Asset Value.............................................36

Additional Purchase And Redemption Information...............................36

Portfolio Transactions.......................................................39

Fund Expenses................................................................40

Federal Income Taxes.........................................................41

Capital Stock................................................................49

Other........................................................................51

Counsel......................................................................51

Independent Auditors.........................................................51

                               INVESTMENT POLICIES

     Fundamental Investment Policies

     The Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Fund may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, investments in securities of other investment companies or investments in repurchase agreements;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its assets, the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies

     The Fund has adopted the following non-fundamental policies which may be changed by the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

     (2) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) The Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) The Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of the Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) The Fund, may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) The Fund, which is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and which has a non-fundamental policy in place to comply with the Names Rule, has adopted the following policy:

          Shareholders will receive at least 60 days' notice of any change to the Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

     General

     Notwithstanding the foregoing policies, any other investment companies in which the Fund may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Fund. The Fund invests in a single corresponding master portfolio of Wells Fargo Master Trust ("Master Trust"). References to the investment of the Fund are understood to refer to the investments of the master portfolio in which the Fund invests. For purposes of monitoring the investment policies and restrictions of the Fund (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by the Fund will be excluded in calculating total assets.

     Bank Obligations

     The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by the Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

     Borrowing

     The Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper

     The Fund may invest in commercial paper (including variable amount master demand notes, see "Floating and Variable-Rate Obligations" below) which refers to short-term, unsecured promissory notes issued by corporations, financial institutions, and similar instruments issued by government agencies and instrumentalities to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Investments by the Fund in commercial paper will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Commercial paper may include variable and floating rate instruments.

     Convertible Securities

     The Fund may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

     Custodial Receipts for Treasury Securities

     The Fund may purchase participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts (TIGRs) and Certificates of Accrual on Treasury Securities (CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

     Derivative Securities: Futures and Options Contracts

     The Fund may invest in futures and option contracts. Futures and options contracts are types of "derivative securities," securities which derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, the Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in the Fund's portfolio, although the Fund may also invest in certain derivative securities for investment purposes only.

     While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in the Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, the Fund cannot settle a future or option contract at the time the adviser determines is optimal, the Fund may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of the Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (i.e., exposure to adverse price changes).

     The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the Fund's investment objectives, does not expose the Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board of Trustees concerning the use of derivatives.

     The use of derivatives by the Fund also is subject to broadly applicable investment policies. For example, the Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may the Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

     Futures Contracts. The Fund may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of the Fund, the Fund may not receive a full refund of its margin.

     Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject the Fund to substantial losses. If it is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay additional variation margin until the position is closed.

     The Fund may also purchase options on futures contracts. See "Options Trading" below.

     Options and Futures Contracts. When hedging to attempt to protect against declines in the market value of the Fund's securities, to permit the Fund to retain unrealized gains in the value of Fund securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund would: (1) sell Stock Index Futures; (2) purchase puts on such futures or securities; or
(3) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Fund will normally purchase and then terminate the hedging position), the Fund would: (1) purchase Stock Index Futures, or (2) purchase calls on such Futures or on securities. The Fund's strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Fund's activities in the underlying cash market.

     The Fund may write (i.e., sell) call options ("calls") if: (1) the calls are listed on a domestic securities or commodities exchange and (2) the calls are "covered" (i.e., the Fund owns the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Fund is exercised, the Fund foregoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

     When the Fund writes a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Fund if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Funds retain the underlying security and the premium received. If the Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable securities until the call lapsed or was exercised.

     The Fund may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

     Purchasing Calls and Puts. The Fund may purchase put options ("puts") which relate to: (1) securities held by it; (2) Stock Index Futures (whether or not it holds such Stock Index Futures); or (3) broadly-based stock indices. The Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. The Fund may purchase calls: (1) as to securities, broadly-based stock indices or Stock Index Futures or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written.

     When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payments and the right to purchase the underlying investment. When the Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

     When the Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future that the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

     Purchasing a put on either a stock index or on a Stock Index Future not held by the Fund permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its Fund securities. When the Fund purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Fund's delivery of the underlying investment.

     Stock Index Futures. The Fund may buy and sell Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

     No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, and additional cash is required to be paid by or released to the Fund. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

     Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When the Fund buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by the Fund, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When the Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

     Foreign Currency Futures Contracts and Foreign Currency Transactions. The Fund may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. The Fund will incur brokerage fees when it purchases and sells futures contracts.

     The Fund may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

     Because the Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

     The Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, the Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause the Fund to be unable to hedge its securities, and may cause the Fund to lose money on its Currency Futures investments.

     See "Options Trading" below.

     Options Trading. The Fund may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if the Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if the Fund holds an offsetting call on the same instrument or index as the call written. The Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

     The Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If the Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

     Below is a description of some of the types of options in which the Funds may invest.

     A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in the Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by the Fund of options on stock indexes will be subject to the adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When the Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     The Fund may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect the Fund against an increase in the prices of stocks the Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where the Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, the Fund risks the loss of the premium paid for the option. The Fund may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

     Interest-rate and index swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by the Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

     Future Developments. The Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

     Dollar Roll Transactions

     The Fund may enter into "dollar roll" transactions wherein the Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from the Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Floating- and Variable-Rate Obligations

     The Fund may purchase floating- and variable-rate obligations such as demand notes and bonds and may also purchase certificates of participation in such instruments. Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The adviser, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Securities

     The Fund may invest in foreign securities through American Depositary Receipts ("ADRs") and other similar securities convertible into securities of foreign issuers, and including equity securities of foreign issuers trading in U.S. markets. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and Canadian Depositary Receipts are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. European and International Depositary Receipts ("EDRs and IDRs") are receipts typically issued by European banks and trust companies, and Government Depositary Receipts are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
Transactions

     The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     The Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Illiquid Securities

     The Fund may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale, and for which there may not be a readily available market and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund. The Fund may not invest or hold more than 15% of its net assets in illiquid securities.

     Initial Public Offerings

     The Fund may also invest in smaller companies and initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

     Loans of Portfolio Securities

     The Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     The Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. The Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

     Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN" or "Custodian") acts as Securities Lending Agent for the Fund, subject to the overall supervision of the Fund's investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank MN is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

     Money Market Instruments and Temporary Investments

     The Fund may invest in the following types of high-quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" or "A-1--" by Standard & Poor's Ratings Group ("S&P"), or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Fund also may invest in short-term

U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

     Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

     Other Investment Companies

     The Fund may invest in shares of other investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act, subject to the Fund's non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and
(iii) 10% of such Fund's total assets. A gateway fund, such as the Fund, whose policies are to invest some or all of its assets in the securities of one or more open-end management investment companies, is excepted from these limitations. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     iShares. The Fund may invest in "iShares" securities, which are index-tracking mutual funds sold in 50,000 share "Creation Units," primarily to institutions or other large investors. iShares seek investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index.

     Participation Interests

     The Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives the Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Privately Issued Securities

     The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities. The investment adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements

     The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined in or under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     The Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of the Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. The Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Fund may participate in pooled repurchase agreement transactions with other funds advised by the adviser. Reverse Repurchase Agreements

     The Fund may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

     Short Sales

     A short sale is a transaction in which a fund sells a security it does not own in anticipation of a decline in market price. When a fund makes a short sale, the proceeds it receives are retained by the broker until the fund replaces the borrowed security. In order to deliver the security to the buyer, the fund must arrange through a broker to borrow the security and, in so doing, the fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that the fund owns the securities, which are placed in a segregated account until the transaction is closed out.

     The value of securities of any issuer in which a fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the fund's net assets or 5% of the securities of such class of the issuer. A fund's ability to enter into short sales transactions is limited by the requirements of the Investment Company Act of 1940 (the "1940 Act").

     Short sales by a fund that are not made "against the box" create opportunities to increase the fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a fund makes a short sale "against the box," the fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for such security. In such case, any future losses in the fund's long position would be reduced by a gain in the short position.

     In view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

     To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by the Fund will be "against the box," or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. The Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

     Synthetic Convertible Securities

     The Fund may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

     Unrated Investments

     The Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectuses and in this SAI.

     U.S. Government Obligations

     The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants

     The Fund may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly. Warrants have no voting rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within a specified time period.

     Nationally Recognized Statistical Ratings Organizations

     The ratings of Moody's, S&P, Fitch Investors Service, Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Fund."

     Trustees and Officers. The Board of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     General. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the 97 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). The address of each Trustee and Officer, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 72.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

                         Position Held with
                            Registrant/             Principal Occupation(s)
    Name and Age        Length of Service/1/          During Past 5 Years          Other Directorships
---------------------   --------------------   ---------------------------------   -------------------
                                   INDEPENDENT TRUSTEES

Thomas S. Goho, 61      Trustee,               Wake Forest University,                     N/A
                        since 1987             Calloway School of Business
                                               and Accountancy, Benson-
                                               Pruitt Professorship since
                                               1999, Associate Professor of
                                               Finance 1994-1999.

Peter G. Gordon, 60     Trustee,               Chairman, CEO and Co-Founder of             N/A
                        since 1998; (Lead      Crystal Geyser Water Company and
                        Trustee, since 2001)   President of Crystal Geyser
                                               Roxane Water Company.

Richard M. Leach, 70    Trustee,               Retired.                                    N/A
                        since 1987

Timothy J. Penny, 51    Trustee,               Senior Counselor to the public              N/A
                        since 1996             relations firm of Himle-Horner
                                               and Senior Fellow at the Humphrey
                                               Institute, Minneapolis, Minnesota
                                               (a public policy organization).

                         Position Held with
                            Registrant/             Principal Occupation(s)
    Name and Age        Length of Service/1/          During Past 5 Years          Other Directorships
---------------------   --------------------   ---------------------------------   -------------------
Donald C. Willeke, 63   Trustee,               Principal of the law firm of                N/A
                        since 1996             Willeke & Daniels.

                                   INTERESTED/2/ TRUSTEES

Robert C. Brown, 72     Trustee,               Retired.  Director, Federal Farm            N/A
                        since 1992             Credit Banks Funding Corporation
                                               and Farm Credit System Financial
                                               Assistance Corporation until
                                               February 1999.

J. Tucker Morse, 59     Trustee,               Private Investor/Real Estate                N/A
                        since 1987             Developer; Chairman of White
                                               Point Capital, LLC.

                                        OFFICERS

Karla M. Rabusch, 44    President, since       Senior Vice President of Wells              N/A
                        2003                   Fargo Bank, N.A.  President of
                                               Wells Fargo Funds Management,
                                               LLC. Senior Vice President and
                                               Chief Administrative Officer of
                                               Wells Fargo Funds Management, LLC
                                               from March 2001 to March 2003.
                                               Vice President of Wells Fargo
                                               Bank, N.A. from December 1997 to
                                               May 2000.

Denise R. Lewis, 39     Treasurer, since       Vice President of Wells Fargo
                        2003                   Bank, N.A. Vice President of
                                               Financial Reporting and
                                               Accounting of Wells Fargo Funds
                                               Management, LLC. Prior thereto,
                                               Senior Vice President of The
                                               Wadsworth

                         Position Held with
                            Registrant/             Principal Occupation(s)
    Name and Age        Length of Service/1/          During Past 5 Years          Other Directorships
---------------------   --------------------   ---------------------------------   -------------------
                                               Group until December
                                               2000.

C. David Messman, 43    Secretary,             Vice President and Managing                 N/A
                        since 2000             Counsel of Wells Fargo Bank,
                                               N.A. Vice President and
                                               Secretary of Wells Fargo
                                               Funds Management, LLC since
                                               March 2001.

----------

/1/ Length of service dates for each Trustee reflects the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

/2/ Basis of Interestedness. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Fund's adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934. This dealer is not affiliated with Wells Fargo Funds Management, LLC.

     Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board , the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter.

     Compensation. Each Trustee receives an annual retainer (payable quarterly) of $52,000 from the Fund Complex. Each Trustee also receives a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the year ended December 31, 2002, the Trustees received the following compensation:

       Compensation Table
  Year Ended December 31, 2002

     Trustee        Compensation
-----------------   ------------

      INDEPENDENT TRUSTEES

Thomas S. Goho        $72,000
Peter G. Gordon       $82,000
Richard M. Leach      $72,000
Timothy J. Penny      $72,000
Donald C. Willeke     $72,000

       INTERESTED TRUSTEES

Robert C. Brown       $72,000
W. Rodney Hughes*     $72,000
J. Tucker Morse       $72,000

----------
*    Retired as of 12/31/02.

     Beneficial Equity Ownership Information. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

  Beneficial Equity Ownership in Fund Complex
   Calendar Year Ended December 31, 2002

---------------------------------------------------
                    Dollar Range   Aggregate Dollar
                      of Equity    Range of Equity
                     Securities     Securities of
     Trustee         of the Fund     Fund Complex
---------------------------------------------------
               INDEPENDENT TRUSTEES
---------------------------------------------------
Thomas S. Goho           0               D
---------------------------------------------------
Peter G. Gordon          0               B
---------------------------------------------------
Richard M. Leach         0               0
---------------------------------------------------
Timothy J. Penny         0               B
---------------------------------------------------
Donald C. Willeke        0               B
---------------------------------------------------
                INTERESTED TRUSTEES
---------------------------------------------------
Robert C. Brown          0               C
---------------------------------------------------
J. Tucker Morse          0               D
---------------------------------------------------

     Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, the sub-adviser, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, the sub-adviser, or the distributor.

     Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Fund. At each quarterly meeting, the Board will review the performance information and nature of services provided by the investment adviser and the sub-adviser. At least annually, the Board will be provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, "Advisers"), and a description of the quality and nature of the services provided by the Advisers.

     Before approving the Advisory Agreement with each Adviser at the regular meeting called, in part, for this purpose on May 6, 2003, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Fund and the Adviser and affiliates. The Board also analyzed the Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

     The Board then reviewed statistical information regarding the expenses of the Fund and the expenses and performance information for a "Peer Group" of the Fund, a group of funds that the Adviser determined was similar to the Fund, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad-based benchmark. Prior to reviewing the statistical information, the Board was provided with a detailed description of the methodology used to prepare this information. The Board then reviewed for the Fund, as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees.

     The Board then analyzed the Adviser's background and services that it would provide to the Fund. For example, the Board reviewed and discussed the investment philosophy and experience of the Adviser. The Board discussed the fact that the Adviser has established an investment program for the Fund and would supervise and evaluate the sub-adviser who would make the day-to-day investment decisions for the Fund. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the primary investment adviser's oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Advisers' compliance procedures, including the Advisers' internal compliance policies relating to the respective Codes of Ethics and the Advisers' policies on personal trading, internal compliance procedures relating to the Fund's portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Fund with SEC and other regulatory requirements, maintenance of books and records of the Fund and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention expected to be given to the Fund by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

     In addition to the above considerations, the Board also analyzed certain factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits that may be received by the primary Adviser through its relationship with the sub-adviser (e.g. float income that may be received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits that may be received by affiliates of the primary Adviser that provide services to the
Fund). The Board analyzed the degree to which the sub-adviser, who oversees similar funds, can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Fund. More specifically, the Board reviewed the method by which the sub-adviser will select brokers and the factors that the sub-adviser will consider prior to selecting a broker to execute portfolio transactions. One such factor is the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, the benefits from using an affiliated broker, the extent to which efforts would be made to recapture transaction costs, and the existence of quality controls applicable to the Fund's portfolio. The Board reviewed the sub-adviser's method for allocating portfolio opportunities to the Fund and other advisory clients.

     Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; and (iii) an analysis of advisory fees paid by the Funds compared to other similar funds.

     Investment Adviser. Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Fund. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund.

     The Fund is a gateway feeder Fund that invests in a single corresponding master portfolio of the Master Trust and has a "dormant" advisory arrangement at the gateway level. The gateway feeder Fund invests 100% of its assets in a single respective master portfolio of Master Trust. Because the Fund invests all of its assets in a single portfolio, no investment advisory services are provided at the gateway feeder Fund level. However, in order to preserve flexibility to allow the gateway feeder Funds to either invest in more than one master portfolio of Master Trust or to convert to a stand-alone Fund with a direct advisory relationship, the Fund has a "dormant" advisory arrangement with Funds Management. Under the dormant advisory arrangement, Funds Management will receive no advisory fees from the Fund as long as it continues to invest all (or substantially all) of its assets in a single master portfolio of Master Trust. If the Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more master portfolios (a gateway blended fund), Funds Management would be entitled to receive an annual fee of 0.25% of the Fund's average daily net assets for providing investment advisory services to the Fund, including a determination of the asset allocation of the Fund's investments in various master portfolios. If the Fund redeems all or a portion of its assets from any master portfolio and invests those assets directly in a portfolio of securities, Funds Management would be entitled to receive the dormant advisory rate (pass-through advisory fee) listed below which mirrors the current advisory fee charged by Funds Management to the Master Trust portfolio in which the Fund invests for management of those assets.

                         Active       Dormant Asset   Pass-through
Gateway Feeder Fund   Advisory Fee   Allocation Fee*  Advisory Fee**
-------------------   ------------   --------------   ------------

Large Cap Value          0.00%            0.25%          0.75%

----------
* Represents the proposed advisory fee payable to Funds Management as adviser if the Fund converts into a gateway blended Fund.

** Represents the advisory fee payable to Funds Management as adviser to the portfolio of Master Trust in which the Fund invests. This would be the proposed advisory fee payable to Funds Management as adviser if the Fund converts into a stand-alone Fund.

     Investment Sub-Adviser. Funds Management has engaged Systematic Financial Management, L.P. ("Systematic," or, the "Sub-Adviser"), which is majority-owned by Affiliated Managers Group, Inc., a holding company that invests in money management firms, to serve as investment sub-adviser to the master portfolio of Master Trust in which the gateway feeder Fund invests (the "Portfolio"), as listed in the chart below. Subject to the direction of Master Trust's Board of Trustees and the overall supervision and control of Funds Management and Master Trust, Systematic makes recommendations regarding the investment and reinvestment of the Portfolio. Systematic furnishes to Funds Management periodic reports on the investment activity and performance of the Portfolio. Systematic also furnishes such additional reports and information as Funds Management and Master Trust's Board of Trustees and officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to the Sub-Adviser.

     The Board of Funds Trust has approved a "dormant" sub-advisory arrangement with Systematic for the Fund. In the event that the Fund converts into a stand-alone Fund, Systematic, as sub-adviser, would be entitled to receive as compensation a monthly fee equal to an annual rate of the amount listed below, which is the same amount Systematic receives for providing services at the master portfolio level. As compensation for its sub-advisory services to the master portfolio of Master Trust, Systematic is entitled to receive the following fee:

---------------------------------------------------------
Master Portfolio   Sub-Adviser               Fee
---------------------------------------------------------
Large Cap Value    Systematic      $       0-$150M   0.30%
                                   $    150M-$350M   0.20%
                                   $   350M--$750M   0.15%
                                   $750M-1 billion   0.13%
                                   ***$ 1 billion    0.10%
---------------------------------------------------------

*** denotes greater than

     The Board has also adopted a dormant "multi-manager" structure for the Fund in the event that it becomes a stand-alone Fund investing directly in portfolio securities. Under this structure, the Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-adviser(s) and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

     Applicable law generally requires the Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant "multi-manager" structure approved by the Board, if the Fund becomes a stand-alone Fund, it will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

     Administrator. The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Fund pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Fund's operations, including communication, coordination, and supervision services with regard to the Fund's transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Fund, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Fund's business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Fund's fees and expenses for services provided by the Fund's transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Fund's fees and expenses for services provided by the Fund's transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee of 0.33% of the average daily net assets of the Fund's Class A, Class B or Class C shares and 0.25% of the average daily net assets of the Fund's Institutional Class shares.

     Distributor. Stephens Inc. ("Stephens," the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Fund. The Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class B and Class C shares. The Plan was adopted by the Trust's Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Fund pay Stephens an annual fee of up to 0.75% of the average daily net assets attributable to each Class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor under the Plan is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     Stephens has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

     General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, act as selling agents for the Fund's shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Fund and their shareholders because the Plan authorizes the relationships with selling agents, including

Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Fund are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares.

     Shareholder Servicing Agent. The Fund has approved a Servicing Plan and has entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to an annual fee of 0.25% of the average daily net assets of the Class A, Class B, or Class C shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that the Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

     Custodian. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN" or "Custodian"), located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for the Fund. The Custodian, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund and pays all expenses of the Fund. Since the Fund is a gateway fund, it is not charged a custody fee at the gateway level, provided that it remains a gateway fund and Wells Fargo Bank MN receives custodial fees from the Master Trust master portfolio. In the event that the Fund becomes a stand-alone fund, Wells Fargo Bank MN would be entitled to receive an annual fee from the Fund of 0.02% of the average daily net assets of the Fund for providing these services.

     Fund Accountant. PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Fund. For its services as fund accountant, PFPC is entitled to receive an annual asset based Fund Complex fee, as listed in the chart below:

--------------------   -----------------------
Average Fund Complex
  Daily Net Assets     Annual Asset Based Fees
--------------------   -----------------------
   $0-85 billion               0.0057%
--------------------   -----------------------
   ***$85 billion              0.0025%
--------------------   -----------------------

*** denotes greater than

The Fund's share of the annual asset based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Wells Fargo Master Trust portfolios). PFPC also will be entitled to receive an annual fee of $20,000 from the Fund. Finally, PFPC will be entitled to receive certain out-of-pocket expenses.

     Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Fund. For providing such services, BFDS is entitled to receive fees from the Administrator.

     Underwriting Commissions. Stephens serves as the principal underwriter distributing securities of the Fund on a continuous basis.

     Code of Ethics. The Fund Complex, the Adviser, and the Sub-Adviser each has adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by the Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means
(i) a director, trustee or officer of the fund or investment adviser; (ii) any employee of the Fund or investment adviser (or any company in a control relationship to the Fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by the Fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to the Fund or investment adviser who obtains information concerning recommendations made to the Fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by the Fund. The codes of ethics for the Fund Complex, Adviser, and Sub-Adviser are on public file with, and are available from, the SEC.

                            PERFORMANCE CALCULATIONS

     The Fund has been in operation for less than one calendar year, and therefore the Fund's performance information is not shown.

     The Fund may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in the Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for the Fund may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The performance of the Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Fund. Annual and Semi-Annual Reports for the Fund may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return: The Fund may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

     Average Annual Total Return (After Taxes on Distributions). As and to the extent required by the SEC, the Fund's average annual total returns (after taxes on distributions) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions but without redemption of Fund shares ("ATV//D//") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula:
P(1+T)/n/=ATV//D//.

     Average Annual Total Return (After Taxes on Distributions and Redemption). As and to the extent required by the SEC, the Fund's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions and redemption of Fund shares ("ATV//DR//"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ATV//DR//.

     All of the above average annual total return information, along with the before-tax average annual total returns for an appropriate broad-based index, will be presented in the Fund's Prospectuses.

     Cumulative Total Return: In addition to the above performance information, the Fund may also advertise the cumulative total return of the Fund. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     From time to time and only to the extent the comparison is appropriate for the Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of the Fund or Class in advertising and other types of literature as compared with the performance of managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

     Any such comparisons may be useful to investors who wish to compare past performance of the Fund or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, (iii) the effect of tax-deferred compounding on the investment returns of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Funds Management, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust Funds, provides various services to its customers that are also shareholders of the Fund. These services may include access to Wells Fargo Funds Trust Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Fund through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment adviser. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by a fund's investment adviser or sub-adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of March 31, 2003, Funds Management and its affiliates managed over $183 billion in assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature also may disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     NAV per share for each class of the Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Fund's shares.

     The Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on The Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"). If no NOCP is available, the securities are valued at the last reported sales price, and if there is no sale, they are valued based on latest quoted bid prices. The Fund may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before the Fund calculates its NAV that materially affects the value of the security.

     Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares may be purchased on any day the Fund is open for business. The Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for the Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after the Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business

Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Fund will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Fund may be earlier than their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     The Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which as determined by SEC rule, regulation, or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust also may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.

The dealer reallowance for Class A shares of the Large Cap Value Fund is as follows:

---------------------------------------------------------------------------
                         FRONT-END SALES   FRONT-END SALES       DEALER
                           CHARGE AS %       CHARGE AS %        ALLOWANCE
       AMOUNT               OF PUBLIC       OF NET AMOUNT    AS % OF PUBLIC
     OF PURCHASE         OFFERING PRICE        INVESTED      OFFERING PRICE
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Less than $50,000             5.75%             6.10%             5.00%
---------------------------------------------------------------------------
$50,000 to $99,999            4.75%             4.99%             4.00%
---------------------------------------------------------------------------
$100,000 to $249,999          3.75%             3.90%             3.00%
---------------------------------------------------------------------------
$250,000 to $499,999          2.75%             2.83%             2.25%
---------------------------------------------------------------------------
$500,000 to $999,999          2.00%             2.04%             1.75%
---------------------------------------------------------------------------
$1,000,000 and over/1/        0.00%             0.00%             1.00%
---------------------------------------------------------------------------

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. CDSCs for Class A shares are based on the lower of the NAV on the date of purchase or the date of redemption.

     Purchases and Redemptions for Existing Wells Fargo Funds Account Holders Via the Internet. Class A, Class B and Class C shareholders with an existing Wells Fargo Funds account may purchase additional shares of classes of Funds that they already own, and redeem existing shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. We expect that in the future, Internet account access will be available for institutional clients of the Wells Fargo Funds. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com for further details.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Reduced Sales Charges for Certain Former Montgomery Fund Class P and Class R Shareholders. In connection with the reorganization of certain Montgomery Funds into certain Wells Fargo Funds, shareholders who purchased Class P and Class R shares of the Montgomery Funds directly from the Montgomery Funds, and who became Wells Fargo Fund shareholders in the reorganization, will be permitted to purchase Class A shares of any Wells Fargo Fund, and any unnamed shares of the WealthBuilder Portfolios, at NAV. Shareholders who did not purchase such shares directly may be permitted to make additional investments in the respective acquiring Wells Fargo Fund at NAV. Please contact your account representative for details.

     Reduced Sales Charges for Employees of the Transfer Agent. Employees of Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase Class A shares of the Fund at net asset value.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of Funds Management, the Sub-Adviser is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, Stephens or affiliated broker-dealers. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     In placing orders for portfolio securities of the Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer in the light of generally prevailing rates. Furthermore, Funds Management oversees the Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

     The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for the Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contract, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for the Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to the Fund's shareholders. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.

                                  FUND EXPENSES

     Funds Management is contractually obligated, subject to certain conditions, to reimburse the Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio for each Class of shares. Funds Management has committed through January 31, 2005 to maintain the current net operating expense ratios for each Class of shares of the Fund. After this time, the net operating expense ratios may only be increased with Board approval. Actual reimbursements and waivers have a positive effect on performance information.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters. A shareholder's tax treatment may vary depending upon his or her particular situation. Except as otherwise noted, a shareholder may be subject to special rules not discussed below if he or she is a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a holder of Fund shares through a tax-advantaged account, such as a 401(k) Plan Account or an Individual Retirement Account ("IRA"); a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Fund shares as a capital asset or a shareholder subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences to them of an investment in a Fund, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

     General. The Trust intends to continue to qualify the Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. The Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, the Fund will separately determine its income, gains and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, the Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of (A) cash, government securities and securities of other regulated investment companies, and (B) securities (other than those described in clause (A) limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to the Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, the Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its ordinary income and net short-term capital gain, and (b) net tax-exempt income earned in each taxable year. As long as a Fund distributes all of its investment company taxable income and net capital gain to its shareholders, it generally will not be subject to federal income taxation on such income and gain. For this purpose, the Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, the Fund may make the distributions in the following taxable year. Furthermore, if the Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. The Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that the Funds will not be subject to federal income taxation.

     The Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carryover is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

     Equalization Accounting. Under the Code, the Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments to redemption proceeds. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method will generally not affect the Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Fund, and thus the use of the method may be subject to IRS scrutiny.

     Excise Tax. A 4% nondeductible excise tax will be imposed on the Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it does not meet certain minimum distribution requirements with respect to such income and gains by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that the Funds will not be subject to the excise tax.

     Investment through Master Portfolios. The Fund may seek to continue to qualify as regulated investment companies by investing their assets through one or more master portfolios. Each master will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or a disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and Treasury Regulations, in determining such investor's federal income tax liability. Therefore, to the extent that a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio's assets, income and distributions will be managed in such a way that an investor in a master portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the master portfolio.

     Taxation of Fund Investments. In general, if the Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If the Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

     If an option granted by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     Under Section 1256 of the Code, the Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts, certain foreign currency contracts, and non-equity, listed options but generally exclude securities futures (as defined in Section 3(a)(55)(A) of the Securities Act of 1934). In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

     Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

     Offsetting positions held by the Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If the Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

     The amount of long-term capital gain the Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     If the Fund acquires any equity interest (under proposed Treasury Regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies," or "PFICs"), the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund cannot pass through to its shareholders any credit or deduction for such taxes and interest charges. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage their holdings in PFICs to limit their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, the Fund may incur the tax and interest charges described above in some instances.

     Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Fund could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. For federal income tax purposes, the Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. Only amounts paid out of earnings and profits qualify as taxable distributions. Accordingly, if during a taxable year the Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the Fund's distributions during the year which equal the year's earnings and profits will be deemed to have constituted taxable distributions. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. The Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

     Distributions that are designated by the Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Some states grant tax-free status to distributions to individual shareholders attributable to a Fund's interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the fund. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax -free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption or exchange of his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares, and long-term capital gain or loss if he or she has held such Fund shares for greater than one year at the time of the sale or exchange.

     If a shareholder redeems or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the acquisition of such other shares. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Foreign Taxes. Amounts realized by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Also, even if the Fund qualifies for and makes the election, foreign income and similar taxes will only pass-through to the Fund shareholder where (i) the shareholder holds the Fund shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the shareholder becomes entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund holds the shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the Fund becomes entitled to the dividend. These holding periods increase for certain dividends on preferred stock.

     An individual with $300 or less of creditable foreign taxes attributable to passive income generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum individual federal income tax rate applicable to ordinary income is 38.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A special, lower maximum rate of 18% on net capital gain is available to individuals to the extent the gain is derived from investments held for more than five years. (An even lower rate applies to individuals in some lower federal income tax brackets.) However, the 18% rate only applies to assets acquired after December 31, 2000, unless an election is made to treat certain assets held on January 1, 2001, as having been sold and then reacquired on the same date. If the election is made, the asset will be deemed to be sold at its fair market value and any gain, but not loss, will be recognized. The 18% rate will apply to capital gain distributions by a Fund to the extent that the gain is derived from the disposition of a portfolio investment acquired by the Fund after December 31, 2000 and was held for more than five years at the time of disposition. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 30% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax as a tax payment on his or her federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. Under the Economic Growth and Tax Relief Recovery Act, the rate of backup withholding is set to decrease in future years.

     Tax-Deferred Plans. The shares of the Fund are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

     Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days (91 days in the case of certain dividends on preferred stock) during the 90 day (180 day) period beginning 45 days (90 days) prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by the Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation (each, a "foreign shareholder") generally will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. persons generally will apply. Special rules apply to foreign partnerships. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

                                  CAPITAL STOCK

     The Fund is one of the funds of the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple Classes of shares, one Class generally subject to a front-end sales charge and, in some cases, Classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other Classes of shares, which are sold primarily to institutional investors. Each share in the Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular Class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other Funds or classes of shares offered.

     With respect to matters that affect one Class but not another, shareholders vote as a Class; for example, the approval of a Plan. Subject to the foregoing, all shares of the Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in the Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it only affects one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

     As used in the Prospectuses and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of the Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or

(ii) more than 50% of the outstanding shares of such class the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of the Fund represents an equal proportional interest in the Fund with each other share in the same Class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the relevant Class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of August 29, 2003 is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a Class of the Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of the Fund as a whole.

                       5% OWNERSHIP AS OF AUGUST 29, 2003

                                    Name and             Type of    Percentage
        Fund                        Address             Ownership    of Class
----------------------   ----------------------------   ---------   ----------

Large Cap Value Fund     Stephens Inc.                    Record       100%
   Class A               111 Center Street, Suite 300
                         Little Rock, AR 72201

   Class B               Stephens Inc.                    Record       100%
                         111 Center Street, Suite 300
                         Little Rock, AR 72201

   Class C               Stephens Inc.                    Record       100%
                         111 Center Street, Suite 300
                         Little Rock, AR 72201

   Institutional Class   Stephens Inc.                    Record       100%

                                    Name and             Type of    Percentage
        Fund                        Address             Ownership    of Class
----------------------   ----------------------------   ---------   ----------

                         111 Center Street, Suite 300
                         Little Rock, AR 72201

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                      OTHER

     The Trust's Registration Statement, including the Prospectuses and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Fund's Prospectuses.

                              INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             WELLS FARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item23.   Exhibits.

      Exhibit
      Number                                   Description
      ----------          ------------------------------------------------------
      (a)            -    Amended and Restated Declaration of Trust,
                          incorporated by reference to Post-Effective Amendment
                          No. 54, filed December 27, 2002.

      (b)            -    Not Applicable.

      (c)            -    Not Applicable.

      (d)(1)(i)      -    Investment Advisory Agreement with Wells Fargo Funds
                          Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001;
                          Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

            (ii)     -    Amended and Restated Fee and Expense Agreement between
                          Wells Fargo Funds Trust and Wells Fargo Funds
                          Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8,
                          2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

         (2)(i)      -    Investment Sub-Advisory Agreement with Barclays Global
                          Fund Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001;
                          Appendix I, incorporated by reference to Post-Effective Amendment No. 49, filed November 1,
                          2002.

            (ii)     -    Investment Sub-Advisory Agreement with Galliard
                          Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001;
                          Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1,
                          2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1,
                          2002.

            (iii)    -    Investment Sub-Advisory Agreement with Peregrine
                          Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001;
                          Schedule A, incorporated by reference to Post-Effective Amendment No. 32, filed February 8,
                          2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1,
                          2002.

            (iv)     -    Investment Sub-Advisory Agreement with Schroder
                          Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed
                          May 1, 2001; Appendix A, incorporated by reference to
                          Post-Effective Amendment No. 46, filed October 1,
                          2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

            (v)      -    Investment Sub-Advisory Agreement with Smith Asset
                          Management Group, L.P, incorporated by reference to Post-Effective Amendment No. 49, filed November 1,
                          2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

            (vi)     -    Investment Sub-Advisory Agreement with Wells Capital
                          Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001;
                          Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment
                          No. 58, filed June 9, 2003.

            (vii)    -    Investment Sub-Advisory Agreement with Dresdner RCM
                          Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8,
                          2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1,
                          2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

            (viii)   -    Not Applicable.

            (ix)     -    Investment Sub-Advisory Agreement with Cadence Capital
                          Management, incorporated by reference to
                          Post-Effective Amendment No. 26, filed September 12,
                          2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1,
                          2002.

      (e)            -    Amended and Restated Distribution Agreement along with
                          Form of Selling Agreement, incorporated by reference to Post-Effective Amendment No. 49, filed November 1,
                          2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

      (f)            -    Not Applicable.

      (g)(1)         -    Not Applicable.

         (2)         -    Custody Agreement with Wells Fargo Bank Minnesota,
                          N.A., incorporated by reference to Post-Effective
                          Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment
                          No. 56, filed January 31, 2003.

            (i)      -    Delegation Agreement (17f-5) with Wells Fargo Bank
                          Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30,
                          2000; Exhibit A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31,
                          2003.

         (3)         -    Securities Lending Agreement by and among Wells Fargo
                          Funds Trust, Wells Fargo Funds Management, LLC and
                          Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 22, filed
                          June 15, 2001; Exhibit A, incorporated by reference to
                          Post-Effective Amendment No. 56, filed January 31,
                          2003.

         (4)         -    Not Applicable.

      (h)(1)         -    Administration Agreement with Wells Fargo Funds
                          Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001;
                          Appendix A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31,
                          2003.

         (2)         -    Fund Accounting Agreement with Forum Accounting
                          Services, LLC, incorporated by reference to Post-Effective Amendment No. 9, filed February 1,
                          2000; Appendix C, incorporated by reference to Post-Effective Amendment No. 32, filed February 8,
                          2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 46, filed October 1,
                          2002.

            (i)      -    Accounting Services Agreement with PFPC Inc.,
                          incorporated by reference to Post-Effective Amendment
                          No. 54, filed December 27, 2002; Exhibit A, incorporated by reference to Post-Effective Amendment
                          No. 56, filed January 31, 2003.

         (3)         -    Transfer Agency and Service Agreement with Boston
                          Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed
                          October 30, 2000; Schedule A, incorporated by reference to Post-Effective Amendment No. 56, filed
                          January 31, 2003.

         (4)         -    Shareholder Servicing Plan, incorporated by reference
                          to Post-Effective Amendment No. 16, filed October 30,
                          2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

         (5)         -    Shareholder Servicing Agreement, incorporated by
                          reference to Post-Effective Amendment No. 8, filed
                          December 17, 1999.

      (i)            -    Legal Opinion, filed herewith.

      (j)(A)         -    Not Applicable.

      (j)(1)         -    Power of Attorney, Robert C. Brown, incorporated by
                          reference to Post-Effective Amendment No. 34, filed
                          February 25, 2002.

         (2)         -    Not Applicable.

         (3)         -    Not Applicable.

         (4)         -    Power of Attorney, Thomas S. Goho, incorporated by
                          reference to Post-Effective Amendment No. 34, filed
                          February 25, 2002.

         (5)         -    Power of Attorney, Peter G. Gordon, incorporated by
                          reference to Post-Effective Amendment No. 34, filed
                          February 25, 2002.

         (6)         -    Not Applicable.

         (7)         -    Power of Attorney, Richard M. Leach, incorporated by
                          reference to Post-Effective Amendment No. 34, filed
                          February 25, 2002.

         (8)         -    Power of Attorney, J. Tucker Morse, incorporated by
                          reference to Post-Effective Amendment No. 34, filed
                          February 25, 2002.

         (9)         -    Power of Attorney, Timothy J. Penny, incorporated by
                          reference to Post-Effective Amendment No. 34, filed
                          February 25, 2002.

         (10)        -    Power of Attorney, Donald C. Willeke, incorporated by
                          reference to Post-Effective Amendment No. 34, filed
                          February 25, 2002.

         (11)        -    Not Applicable.

         (12)        -    Power of Attorney, Karla M. Rabusch, incorporated by
                          reference to Post-Effective Amendment No. 34, filed
                          February 25, 2002.

         (13)        -    Power of Attorney, Denise R. Lewis, incorporated by
                          reference to Post-Effective Amendment No. 57, filed
                          June 6, 2003.

      (k)            -    Not Applicable.

      (l)            -    Not Applicable.

      (m)            -    Rule 12b-1 Plan, incorporated by reference to
                          Post-Effective Amendment No. 23, filed July 1, 2001;
                          Appendix A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003
                          (see Exhibit (e) above for related Distribution
                          Agreement).

      (n)            -    Rule 18f-3 Plan, incorporated by reference to
                          Post-Effective Amendment No. 58, filed June 9, 2003.

      (o)            -    Not Applicable.

      (p)(1)         -    Joint Code of Ethics for Funds Trust, Master Trust and
                          Variable Trust, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

         (2)         -    Wells Fargo Funds Management, LLC Code of Ethics,
                          incorporated by reference to Post-Effective Amendment
                          No. 20, filed May 1, 2001.

         (3)         -    Barclays Global Investors, N.A. Code of Ethics,
                          incorporated by reference to Post-Effective Amendment
                          No. 20, filed May 1, 2001.

         (4)         -    Dresdner RCM Global Investors, LLC Code of Ethics,
                          incorporated by reference to Post-Effective Amendment
                          No. 15, filed October 2, 2000.

         (5)         -    Galliard Capital Management, Inc. Code of Ethics,
                          incorporated by reference to Post-Effective Amendment
                          No. 15, filed October 2, 2000.

         (6)         -    Peregrine Capital Management, Inc. Code of Ethics,
                          incorporated by reference to Post-Effective Amendment
                          No. 15, filed October 2, 2000.

         (7)         -    Schroder Investment Management North America Inc. Code
                          of Ethics, incorporated by reference to Post-Effective
                          Amendment No. 15, filed October 2, 2000.

         (8)         -    Smith Asset Management Group, L.P. Code of Ethics,
                          incorporated by reference to Post-Effective Amendment
                          No. 15, filed October 2, 2000.

         (9)         -    Wells Capital Management Incorporated Code of Ethics,
                          incorporated by reference to Post-Effective Amendment
                          No. 58, filed June 9, 2003.

         (10)        -    Cadence Capital Management Code of Ethics,
                          incorporated by reference to Post-Effective Amendment
                          No. 22, filed June 15, 2001.

         (11)        -    Not Applicable.

         (12)        -    Sutter Advisors LLC Code of Ethics, incorporated by
                          reference to Post-Effective Amendment No. 54, filed
                          December 27, 2002.

Item 24.  Persons Controlled by or Under Common Control with the Fund.

          Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.  Indemnification.

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26.  Business and Other Connections of Investment Adviser.

          (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

               To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

          (b) Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as a sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of the Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (c) Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly owned subsidiary of Dresdner Bank AG, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (i) Cadence Capital Management ("Cadence") serves as sub-adviser for the master portfolio in which the Large Cap Appreciation Fund invests. The descriptions of Cadence in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (j) Sutter Advisors LLC ("Sutter") serves as the sub-adviser to the High Yield Bond Fund of the Trust. The descriptions of Sutter in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sutter is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

          (k) Systematic Financial Management, L.P. ("Systematic") is expected to serve as the sub-adviser to the portfolio in which the Large Cap Value Fund is expected to invest upon the Fund's and the portfolio's commencement of operations later this year. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27.  Principal Underwriters.

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Master Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 501-15510).

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

          (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

          (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser (and through April 12, 2002, as custodian for the Asset Allocation and Index Allocation Funds) at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

          (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

          (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

          (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 200 Crescent Court, Suite 850, Dallas, Texas 75201.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

          (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

          (m) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, Massachusetts 02110.

          (n) Sutter Advisors LLC maintains all Records relating to its services as investment sub-adviser at 550 California Street, San Francisco, CA 94104.

          (o) Systematic Financial Management, L.P. will maintain all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, N.J. 07666.

Item 29.  Management Services.

          Other than as set forth under the captions "Organization and Management of the Fund" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings. Not Applicable.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 13th day of June, 2003.

                                                WELLS FARGO FUNDS TRUST

                                                By: /s/ Christopher R. Bellonzi
                                                   -----------------------------
                                                      Christopher R. Bellonzi
                                                      Assistant Secretary

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 60 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                         Title                               Date
---------                         -----                               ----

              *                   Trustee
------------------------
Robert C. Brown

              *                   Trustee
------------------------
Thomas S. Goho

              *                   Trustee
------------------------
Peter G. Gordon

              *                   Trustee
------------------------
Richard M. Leach

              *                   Trustee
------------------------
J. Tucker Morse

              *                   Trustee
------------------------
Timothy J. Penny

              *                   Trustee
------------------------
Donald C. Willeke

              *                   President
------------------------          (Principal Executive Officer)
Karla M. Rabusch

              *                   Treasurer
------------------------          (Principal Financial and Accounting
Denise R. Lewis                   Officer)


                                                                      06/13/2003

*By: /s/ Christopher R. Bellonzi
    ------------------------------
      Christopher R. Bellonzi
      As Attorney-in-Fact
      June 13, 2003

                             WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                  EXHIBIT INDEX

EXHIBIT NUMBER             DESCRIPTION

   EX-99.B(i)           Legal Opinion